SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the accompanying unaudited condensed consolidated financial statements were issued in the Form 10-Q filed on August 19, 2024. Based upon this review, other than below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying unaudited condensed consolidated financial statements.

On August 5, 2024, the Panel granted the Company’s request for continued listing on the Nasdaq Global Market and confirmed that the Company was in compliance with the Minimum Total Holders Rule.

On July 23, 2024 and August 16, 2024, the Sponsor deposited $50,000 each into the Company’s trust account in connection with the thirteenth and nineteenth Extension, respectively to extend the life until September 12, 2024.

On August 12, 2024, the Parent and the Company entered into one new SAFE Agreement and amended one of the SAFE Agreements previously executed on May 13, 2024. Additionally, on July 8, 2024, the Company canceled the other SAFE Agreement that was entered into on May 13, 2024. Furthermore, on June 26, 2024, the Parent and the Company entered into one new SAFE Agreement. As a result, as of August 12, 2024, SAFE Agreements for an aggregate of $2,585,200 have been entered into. The SAFE Agreements will automatically convert upon the closing of the merger at $11.50 per share of Parent Common Stock.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the accompanying financial statements were issued. Based upon this review, other than below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying financial statements.

On January 19, 2024, the Company issued a press release announcing that the Board had elected to extend the date by which the Company has to consummate a business combination from January 12, 2024 for an additional month to February 12, 2024 and further extend March 12, 2024 and April 12, 2024. The Company’s Amended and Restated Memorandum and Articles of Association provides the Company with the right to extend the Deadline Date eighteen times for an additional one month each time, from April 12, 2023, the initial Deadline Date, to up to October 12, 2024. In connection with the tenth Extension, the Board delivered the Sponsor a written request to draw down $50,000 under its previously-disclosed promissory note. The Sponsor deposited $50,000 each into the Company’s trust account in connection with the tenth, eleventh and twelfth Extension on January 12, 2024, February 17, 2024 and March 12, 2024, respectively.